Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other financial assets
Schedule of other financial assets

	2024	2023
Assets measured at fair value
Investments in equity securities and trust funds (1)	331,318	1,210,138
Investment Portfolio – Foreign currency	693,745	364,962
Hedging instruments (2)	65,797	231,463
Investment Portfolio – Local currency	31,819	54,887
	1,122,679	1,861,450
Assets measured at fair value through other comprehensive income
Investment Portfolio – Local currency (3)	2,676,959	—
Shares and other (4)	1,035,871	2,007
	3,712,830	2,007
Assets measured at amortized cost (5)	404,941	369,318
	5,240,450	2,232,775

Current	851,543	1,860,928
Non–current	4,388,907	371,847
	5,240,450	2,232,775
(1)	They include deposits in trusts companies and restricted funds in Brazil, Peru, Chile, and Colombia. See note 9.1.
(2)	Corresponds to swap contracts to hedge commodity price risk and forwards contracts to hedge exchange rate risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Corresponds to National Government TES securities to meet liquidity needs at Ecopetrol S.A.
(4)	Corresponds mainly to the recognition of McDermott shares in Refinería de Cartagena S.A.S. (see note 23.4)
(5)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

Schedule of maturities of other financial assets

	2024	2023
Up to 1 year	851,543	1,860,928
1 – 2 years	1,001,466	291,392
2 – 5 years (1)	1,177,748	28,186
> 5 years (2)	2,209,693	52,269
	5,240,450	2,232,775
(1)	This corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see Note 23.4).

(2)Corresponds to TES maturities of the National Government.

Schedule of other financial assets recognized at fair value

	2024	2023
Level 1	3,052,575	1,526,458
Level 2	748,876	336,999
Level 3 (1)	1,034,058	—
	4,835,509	1,863,457
(1)

Corresponds to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4). These shares were accounted as an equity instrument recognized at fair value in hierarchy level 3, they are not listed on a stock exchange and the refinery is a minority investor. After analyzing the information available for the valuation update as of December 31, 2024, it is concluded that the company does not have enough information available in the market to allow an update of the financial valuation of McDermott’s results in 2024 and its projected cash flows.

Other financial assets
Other financial assets
Schedule of other financial assets measured at fair value through profit or loss

	2024	2023
BB+ (1)	3,060,884	13,921
AA+	253,423	—
F1	173,128	259,003
P-1	136,222	150,905
B	100,962	1,263,144
F2	66,535	55,606
AAA	14,429	22,864
F1+	4,364	—
Baa3	2	3
F3	1	—
BB	—	296,394
A-2	—	116,738
A1	—	13,904
BBB	—	302
Not available rating (2)	1,430,500	39,991
	5,240,450	2,232,775
(1)	Corresponds to National Government TES securities in local currency.
(2)	Corresponds mainly to the recognition of McDermott’s shares in Refinería de Cartagena S.A.S. (see note 23.4)